SCHEDULE OF STOCKHOLDERS' EQUITY NOTE, WARRANTS OR RIGHTS (Details) - $ / shares		Sep. 22, 2021	Sep. 30, 2021		Jun. 17, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Number of warrants								6,000
Warrant exercise price								$ 1.00
Conversion price per share						$ 0.22	$ 0.22
Warrants Issued In Connection With Issuance Of Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of warrants	[1]		6,202,861
Warrants Issued in Connection with Issuance of Preferred Stock [Member]
Class of Stock [Line Items]
Number of warrants							46,154
Warrant exercise price			$ 0.25	[1]			$ 0.22
Expiration Date	[1]		Oct. 15, 2021
Warrants Issued in Connection with Issuance of Series B Preferred Stock to Lead Investor [Member]
Class of Stock [Line Items]
Number of warrants			475,000
Warrant exercise price			$ 0.45
Expiration Date	[1]		Jan. 31, 2022
Warrants Issued in Connection with Issuance of Series B Preferred Stock to Directors [Member]
Class of Stock [Line Items]
Number of warrants			65,714
Warrant exercise price			$ 0.25
Expiration Date			Oct. 15, 2021
Warrants Issued To Service Provider [Member]
Class of Stock [Line Items]
Number of warrants		750,000	750,000		750,000
Warrant exercise price			$ 0.22
Expiration Date		Oct. 15, 2021	Oct. 15, 2021
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Warrant expiration date description		expiration date of these Series B warrants from September 30, 2021 to October 15, 2021
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price per share		$ 0.35
Series B Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price per share		$ 0.25

[1]	On September 22, 2021, the Company’s board of directors approved an extension of the expiration date of these Series B warrants from September 30, 2021 to October 15, 2021, and approved a reduction in the exercise price from $0.35 per share to $0.25 per share.